EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLAN
Total contribution for employee benefits	¥ 42,931	¥ 69,370	¥ 110,394